As filed with the Securities and Exchange Commission on September 17, 2015

Securities Act File No. 33-40771

Investment Company Act File No. 811-05502

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48	☒

COMSTOCK FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Comstock Funds, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, COMSTOCK FUNDS, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 41 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 17th day of September, 2015.

COMSTOCK FUNDS, INC.

By: /s/ Bruce N. Alpert

      Bruce N. Alpert

      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Henry G. Van der Eb*	Chairman of the Board and Director	September 17, 2015
Henry G. Van der Eb

/s/ Bruce N. Alpert	President	September 17, 2015
Bruce N. Alpert

/s/ Agnes Mullady	Treasurer and Principal Financial Officer	September 17, 2015
Agnes Mullady

Charles L. Minter*	Director	September 17, 2015
Charles L. Minter

M. Bruce Adelberg*	Director	September 17, 2015
M. Bruce Adelberg

Anthony S. Colavita*	Director	September 17, 2015
Anthony S. Colavita

Vincent D. Enright*	Director	September 17, 2015
Vincent D. Enright

Anthony R. Pustorino*	Director	September 17, 2015
Anthony R. Pustorino

Werner J. Roeder*	Director	September 17, 2015
Werner J. Roeder

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase